Condensed Combined and Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Claims recovery income	$ 109		$ 15		$ 126		$ 255
Claims recovery service income	8,076	[1]	3,414	[1]	14,500	[2]	13,632	[2]
Total Claims Recovery	8,185		3,429		14,626		13,887
Operating expenses
Cost of claim recoveries	2,724	[3]	39	[3]	190		172
General and administrative	6,918	[4]	2,613	[4]	12,761	[5]	14,598	[5]
Professional fees	1,938		1,119		8,502		2,211
Depreciation and amortization	79		32		343		235
Total operating expenses	11,659		3,803		21,796		17,216
Operating Loss	(3,474)		(374)		(7,170)		(3,329)
Interest expense	(10,415)		(5,922)		(27,046)		(20,886)
Other (expense) income, net	(2)		424		1,139		(51)
Net loss	(13,891)		(5,872)		(33,077)		(24,266)
Less: Net (income) loss attributable to non-controlling members	0		0		(16)		18
Net loss attributable to controlling members	$ (13,891)		$ (5,872)		$ (33,093)		$ (24,248)

[1]	For the three months ended March 31, 2022 and 2021, claims recovery service income included $7.3 million and $2.7 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM”). See Note 11, Related Party, for further details.
[2]	For the years ended December 31, 2021 and 2020, claims recovery service income included $11.5 million and $13.1 million, respectively, of claims recovery service income from VRM MSP Recovery Partners LLC (“VRM”). See Note 11, Related Party, for further details.
[3]	For the three months ended March 31, 2022 and 2021, cost of claim recoveries included $40 thousand and $– thousand, respectively, of related party expenses. This all relates to contingent legal expenses earned from claims recovery income pursuant to legal service agreements with the La Ley con John H. Ruiz P.A., d/b/a MSP Recovery Law Firm (the “Law Firm”). See Note 11, Related Party, for further details.
[4]	For the three months ended March 31, 2022 and 2021, general and administrative expenses included $5 thousand and $97 thousand, respectively, of related party expenses. This includes legal expenses to the Law Firm of $5 thousand and $3 thousand, respectively. See Note 11, Related Party, for further details.
[5]	For the years ended December 31, 2021 and 2020, general and administrative expenses included $111 thousand and $773 thousand, respectively, of related party expenses. This includes legal expenses to the La Ley con John H. Ruiz P.A., d/b/a MSP Recovery Law Firm (the “Law Firm”) of $26 thousand and $– thousand, respectively. See Note 11, Related Party, for further details.